FINANCING FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 517,648,489	$ 479,636,814
Argentine Central Bank Financing
Disclosure of detailed information about borrowings [line items]
Total	665,195	381,486
Correspondent's Office
Disclosure of detailed information about borrowings [line items]
Total	30,602,927	8,970,139
Local Financial Institutions Financing
Disclosure of detailed information about borrowings [line items]
Total	460,535,845	449,248,654
Foreign Financial Institutions Financing
Disclosure of detailed information about borrowings [line items]
Total	24,292,059	19,546,589
International Institutions Financing
Disclosure of detailed information about borrowings [line items]
Total	$ 1,552,463	$ 1,489,946